SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cumulative Balance Sheet Adjustments - Adoption of Topic 606) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Prepaid expenses and other Current assets	$ 87,450	$ 70,074
Other long-term assets	74,042	19,496
Deferred tax assets	12,309	11,850
Liabilities:
Deferred revenues and advances from customers	(256,499)
Accrued expenses and other liabilities	(373,908)	(309,350)
Deferred tax liabilities	(44,140)	(57,796)
Shareholders' Equity:	(2,016,613)	$ (1,749,561)	$ (1,511,332)	$ (1,415,149)
Without adoption of ASC 606 [Member]
Assets:
Prepaid expenses and other Current assets	91,671
Other long-term assets	16,367
Deferred tax assets	12,356
Liabilities:
Deferred revenues and advances from customers	(285,367)
Accrued expenses and other liabilities	(368,681)
Deferred tax liabilities	(32,125)
Shareholders' Equity:	1,951,580
Effect of Change Higher (Lower) [Member] | Accounting Standards Update 2014-09 [Member]
Assets:
Prepaid expenses and other Current assets	(4,221)
Other long-term assets	57,675
Deferred tax assets	(47)
Liabilities:
Deferred revenues and advances from customers	28,868
Accrued expenses and other liabilities	(5,227)
Deferred tax liabilities	(12,015)
Shareholders' Equity:	$ 650,333